INCOME TAX - Reconciliation of differences between PRC statutory income tax rate and effective income tax rate (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of differences between PRC statutory income tax rate and effective income tax rate
Computed expected income tax expense	¥ (87,256,869)	¥ (46,165,718)	¥ (58,180,231)
Non-PRC entities not subject to income tax	9,726,109	9,847,603	1,358,304
Research and development expenses bonus deduction	(7,528,081)	(1,032,177)	(1,285,563)
Non-deductible share-based compensation expenses	66,374,951	15,631,775	19,576,226
Other non-deductible expenses	176,111	358,759	106,757
Change in valuation allowance	¥ 18,507,779	¥ 21,359,758	¥ 38,424,507